Impairment of non-financial assets	12 Months Ended
Dec. 31, 2018
Disclosure of Impairment on long term assets [Abstract]
Disclosure of impairment of assets [text block]
16.	Impairment of non-financial assets

As mentioned in Note 4.12, each year the Ecopetrol Business Group assesses whether there is an indication that an asset or cash–generating unit may be impaired or if impairment losses recognized in previous periods should be reversed (except for goodwill impairment losses).

The impairment of non–financial assets includes property, plant and equipment and natural resources, investments in companies, goodwill and other non–current assets. The Ecopetrol Business Group is exposed to future risks derived mainly from variations in: (i) the estimate of future oil prices, (ii) refining margins and profitability, (iii) cost profile, (iv) investments and maintenance expenses, (v) amounts of recoverable reserves, (vi) market and country risk assessments reflected in the discount rate and (vii) changes in domestic and international regulations, among others.

Any changes in the above estimates used to calculate the recoverable amount of a non–current asset can have a material impact on the recognition impairment losses or reversals (other than goodwill impairment losses)in the profit or loss. Highly sensitive significant estimates affecting each business segments, among others include: (i) in the exploration and production segment, variations of recoverable hydrocarbon estimates, changes in projected realization prices and discount rate; (ii) in the refining segment, changes in finished products and crude oil prices, discount rate, refining margins, changes in environmental regulations, cost structure and the level of capital expenditures; and (iii) in the transport and logistics segment, changes in regulated tariffs and transported volumes.

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairment (losses) or reversals for the years ended on December 31, 2018, 2017 and 2016 are presented:

(Impairment loss) reversal of impairment by segment	2018	2017	2016
Exploration and Production	785,940	183,718	(196,448)
Refining and Petrochemicals	(984,704)	1,067,965	(773,361)
Transport and Logistics	(169,870)	59,455	41,062
	(368,634)	1,311,138	(928,747)

Recognized in:
Property, plant and equipment (Note 13)	(1,083,285)	977,919	(561,738)
Natural resources (Note 14)	414,102	376,934	(239,151)
Investment in joint ventures and associates (Note 12)	300,828	(15,059)	(127,858)
Other non–current assets	(279)	(28,656)	–
	(368,634)	1,311,138	(928,747)

16.1	Exploration and production

The impairment (loss) reversal of assets of the Exploration and Production segment for the years ended December 31 of 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Oilfields	483,803	188,873	(68,590)
Investment in joint ventures (Note 12)	302,136	(5,155)	(127,858)
Other	1	–	–
	785,940	183,718	(196,448)

16.1.1	Oilfields

In 2018, based on new market variables, incorporation of new reserves, Ecopetrol’s crude oil basket price discounts as compared to the ICE Brent crude price, available technical and operational information, there was a partial reversal of an impairment recognized in previous years for the oil fields that operate in Colombia Casabe, Provincia, Underriver, Tisquirama and Orito and in fields operated abroad Gunflint and K2, and an impairment mainly in Tibú and Dina Norte fields.

In 2017, based on new market variables, incorporation of new reserves, Ecopetrol’s crude oil basket price discounts as compared to the ICE Brent crude price, available technical and operational information, there was a partial reversal of an impairment recognized in previous years for the oil fields that operate in Colombia CPO09, Casabe and Oripaya and in fields operated abroad Gunflint Dalmatian and K2, and an impairment in the Tibú, Underriver, Provincia and Orito fields, mainly.

In 2016, as a result of the revision of prospective oil prices in the long term, it was identified that some impairments recognized in previous years for oil fields could be recovered due to an improved future price scenarios. The main fields on which there was a recovery of impairment were Chichimene, Caño Sur, Apiay and Llanito. Similarly, the new technical information and operational aspects that gave rise to changes in investment levels caused an impairment in the Casabe, Tibú, Gunflint and Niscota fields, mainly.

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2018, 2017 and 2016:

2018
Cash generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Oil fields in Colombia
Reversal	19,156,326	50,462,080	689,665
Loss	764,808	405,421	(359,387)
Fields operated abroad
Reversal	1,810,618	2,719,086	157,709
Loss	184,375	180,191	(4,184)
			483,803

2017
Cash generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Oil fields in Colombia
Loss	2,172,747	1,588,207	(584,540)
Reversal	13,229,212	23,906,828	298,210
Fields operated abroad
Reversal	748,510	1,324,010	475,203
			188,873

2016
Cash generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Oil fields in Colombia
Loss	5,258,265	4,902,943	(1,117,020)
Reversal	17,502,391	36,704,807	1,090,434
Fields operated abroad
Loss	688,895	647,272	(42,004)
			(68,590)

The grouping of assets to determine the CGUs is consistent as compared to the prior periods.

The assumptions used to determine the recoverable amount include the following:

–
The fair value less costs of disposal of the Exploration and Production segment assets was determined based on cash flows after tax derived from the business plans approved by Group’s management, which are developed based on long–term macroeconomic policies and fundamental assumptions of supply and demand. The fair value hierarchy is 3.

–	Balance of oil and gas reserves, in addition to proven reserves; probable and possible reserves were also considered, adjusted by different risk factors.

–	The real discount rate determined as the average weighted cost of capital (WACC) and it corresponds to 7.46% (2017–8.17 % and 2016 – 7.9% and 8.9%).

–
Oil price – Brent: the forecasts include US$81.4/barrel for the first year, US$67.6/barrel for the medium term and US$71.4/barrel for the long term. In 2017, the assumptions taken US$52.9/barrel for 2018, US$72.5/barrel average for the next six years and US$81.9/barrel as of 2030. In 2016, the assumptions made used a price of US$56.8/barrel in 2017, US$67.9/barrel average for the medium term and US$80/barrel in the long term.
International oil price projections were carried out by an independent agency specializing in oil and gas, taking into account the current scenarios of oil quota agreements of the OPEC (Organization of Petroleum Exporting Countries) and the impact of the changes in specifications issued by the international agreement to prevent pollution by ships (Marpol) as of the year 2020 on crude and fuels with high sulfur content.

16.1.2	Investments in joint ventures

Investments in joint ventures in the Exploration and Production segment are recorded using the equity method of accounting. Ecopetrol evaluates if there is objective evidence that indicate that the fair value of such investments has deteriorated in the period, especially those for which goodwill has been recorded.

As a result, Ecopetrol recognized an (impairment loss) or reversal on the carrying value as of December 31, as follows:

	2018	2017	2016
Equion Energy Limited	108,791	(42,744)	(81,155)
Offshore International Group	193,345	37,589	(46,703)
	302,136	(5,155)	(127,858)

The significant assumptions used to determine the recoverable amount of these investments are consistent with those described in the previous section, except for the use of a discount rate in real terms in 2018 for Offshore International Group of
8.92% (2017 – 8.61
% and 2016 – 8.0%).

In 2018, the market showed an improvement in the crude oil and gas production forecast. Operational performance and technical evolution have contributed to strengthening future cash flows that, in turn, contributed to the reversal of the impairment charged recognized in previous years for Offshore International Group and Equion Energy.

In 2017, because of new market variables, new reserves, price differentials against reference indicators and available technical and operational information, there was a recovery of an impairment recognized in previous years for Offshore International Group and Equion Energy.

For 2016, in spite of better forecasts of oil prices in the long term, there was an additional impairment in the investment in the Offshore International Group for the reversion to local authorities of some low-prospective success exploration blocks, high geological risk, and low economic viability with respect to a new price scenario.

16.2	Refining and Petrochemical

The Cash Generating Units with an (expense for) recovery of impairment in the Refining and Petrochemical Segment for the years ended December 31, 2018, 2017 and 2016 include:

2018

Cash–generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Refinería de Cartagena	23,411,058	22,640,761	(770,297)
Bioenergy	774,343	560,882	(213,461)
Other	946	–	(946)
			(984,704)

2017

Cash–generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Refinería de Cartagena	20,578,412	22,012,710	1,434,298
Refinería de Barrancabermeja (projects)	1,172,773	898,786	(273,987)
Bioenergy	757,741	665,395	(92,346)
			1,067,965

2016

Cash–generating units	Carrying amount	Recoverable amount	Impairment loss
Refinería de Cartagena	21,672,367	21,206,515	(465,852)
Bioenergy	925,955	618,446	(307,509)
			(773,361)

The grouping of assets to determine the CGUs is consistent with prior periods.

16.2.1	Refinería de Cartagena

The recoverable amount of the Refinería de Cartagena was calculated based on its fair value less costs of disposal, which is higher than its value in continued use. The fair value less costs of disposal of the Refinería de Cartagena was determined based on cash flows after taxes that are derived from business plans approved by the Ecopetrol Business Group’s management, which are developed based on market prices provided by a third-party expert, which considers long–term macroeconomic variables and fundamental supply and demand assumptions for crude oil and refined products. The fair value hierarchy is 3.

The significant assumptions to determine the recoverable amount included: (i) a gross refining margin determined by crude oil feedstock and products price outlook provided by an independent third-party expert; (ii) an actual discount rate of 6.48% (2017 – 6.00%) determined under WACC methodology; (iii) current conditions or benefits, or similar, as an industrial user of goods and services of the free trade zone and during the validity of the license; (iv) level of costs and long–term operating expenses in line with international refinery standards of similar configuration and conversion capacity; (v) refinery throughput and production; and (vi) level of continued investment.

It is important to mention that the refining business is highly sensitive to the volatility of the margins and the macroeconomic variables implicit in the determination of the discount rate, therefore, any change in these assumptions could potentially result in significant variations in the determination of impairment losses or reversal amounts.

The impairment recorded for 2018 is explained by: i) an adjustment in market expectations in relation to the impact that the implementation of the MARPOL regulation will have on margins of refined products, ii) the differential of light and heavy crudes that serve as raw material; and iii) fundamental macroeconomic changes that increased the discount rate used for the valuation of Reficar's assets, mainly associated with the increase in the risk-free rate and higher market risk premiums. Improvements in operational and commercial inputs associated to the refinery optimization as well as the tax effects of the “Financing Law” (tax reform) partially offset the effects of the macroeconomic variables.

In 2017, we recorded a partial reversal of the impairment recorded in previous periods primarily as a result of: (a) an improved outlook in refining margins due to the ratification of the implementation of the International Convention for the Prevention of Pollution from Ships (Marpol) starting in 2020; (b) a lower discount rate resulting from the application of WACC methodology; and (c) operational and financial optimizations identified as part of the stabilization of the refinery.

In 2016, we recorded an impairment caused mostly by adjustment of operational variables based on what was observed during the stabilization period, partially offset by a lower discount rate and better refining margins.

16.2.2	Bioenergy

The recoverable amount of Bioenergy was calculated based on the fair value less the costs of disposal level, which is greater than the value in use and corresponds to the future cash flows discounted after taxes on profit. The fair value hierarchy is 3.

The significant assumptions used to determine the recoverable amount included: (a) forecast of ethanol prices based on projections made by Group specialists; (b) expected agricultural and operational yields; and (c) a 6.97
% discount rate in real terms
(2017
–
6.23
%) determined under the WACC methodology.

In 2018, impairment is presented due to: i) a lower prospect of short-term ethanol prices, associated with imports from abroad in an environment of global over-supply of ethanol, ii) updating of agricultural variables in the short term, iii) an increase in the discount rate used for the valuation in line with fundamentals of the market. These impacts were partially offset by the updating of operating variables associated with the stabilization and tax effects of the "Financing Law".

In 2017 and 2016, we recorded an impairment loss mainly due to the updating the dates of start of operations of the project, the stabilization process of the industrial plant and the changes in the operational variables and ethanol prices.

16.2.3	Refinería de Barrancabermeja

During 2018, the Refinería de Barrancabermeja Modernization Project, which is currently suspended, was evaluated and there were no indications that implied the recognition of additional impairment.

During 2017, an impairment loss of
COP$273,987
was recognized on the Refinería de Barrancabermeja, mainly related to the write off of certain management and financial capitalized balances associated with the suspension of the modernization project of the Refinery. This suspension is in response to capital discipline criteria implemented to ensure the growth and financial sustainability of Ecopetrol S.A. and the Ecopetrol Business Group in the adverse context that the hydrocarbons sector experienced in previous years. This project is being assessed within the Ecopetrol Business Group’s strategic plan therefore any impairment loss recognized in previous years may be subject to recovery.

16.3	Transport and Logistics

The recoverable amount of these assets was determined based on its fair value with costs of disposal, which corresponds to discounted cash flows based on the hydrocarbon production curves and refined products transport curves. The fair value hierarchy is 3.

The assumptions used in the model to determine the recoverable value included: i) the tariffs regulated by the Ministry of Mines and Energy and the Energy and Gas Regulation Commission - CREG, ii) the actual discount rate used in the valuation was 5.60% (2017 - 5.00%) and iii) transport volume projections based on the end of year results for 2018 and the long-term volumetric transport program from 2019 onwards.

In 2018, the main impairment recorded was COP$167,917,
corresponding to the systems of the Southern Cash Generating Unit (CGU), composed of the Tumaco Port and the TransAndino Pipeline (OTA) and its afferent pipelines, the Mansoyá - Orito Pipeline (OMO), San Miguel - Orito (OSO), and Churuyaco- Orito (OCHO). This value was generated mainly by a decrease in the volume projections for the southern systems, and an increase in the need for maintenance capex to reduce the operational risk of the transport systems.

In 2017, there was a recovery of an impairment for the Transportation and Logistics segment for COP$59,455, mainly in Oleoducto del Sur, which includes, among others, the Trans Andino Pipeline. The recovery was due to the inclusion of the Port of Tumaco in that generating unit.

The recovery of COP$41,062 in 2016 was caused mainly by the incorporation of crude oil throughput associated with the San Fernando – Apiay system, which affects the recoverable amount of Los Llanos transport line, but was offset by the impairment of the Oleoducto del Sur.